High Yield Bond Portfolio
Schedule of Investments (unaudited)
As of March 31, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (5.9%)
U.S. Government Securities (5.9%)
	United States Treasury Note/Bond	1.625%	4/30/23	4,100	4,090
[1]	United States Treasury Note/Bond	0.125%	7/31/23	4,175	4,112
	United States Treasury Note/Bond	3.000%	7/31/24	729	716
	United States Treasury Note/Bond	4.375%	10/31/24	60	60
	United States Treasury Note/Bond	4.500%	11/30/24	1,335	1,340
[2]	United States Treasury Note/Bond	4.250%	12/31/24	1,500	1,501
	United States Treasury Note/Bond	1.750%	3/15/25	321	307
	United States Treasury Note/Bond	3.125%	8/15/25	1,435	1,408
[2,3]	United States Treasury Note/Bond	3.500%	9/15/25	6,190	6,130
	United States Treasury Note/Bond	4.500%	11/15/25	1,292	1,311
[2]	United States Treasury Note/Bond	3.875%	1/15/26	3,300	3,301
	United States Treasury Note/Bond	4.000%	2/15/26	6,955	6,983
[3]	United States Treasury Note/Bond	2.375%	5/15/27	550	522
	United States Treasury Note/Bond	2.625%	5/31/27	70	67
	United States Treasury Note/Bond	2.750%	7/31/27	0	0
	United States Treasury Note/Bond	3.125%	8/31/27	146	143
	United States Treasury Note/Bond	4.125%	9/30/27	480	489
	United States Treasury Note/Bond	4.125%	10/31/27	159	162
[2]	United States Treasury Note/Bond	0.750%	1/31/28	1,925	1,681
	United States Treasury Note/Bond	1.000%	7/31/28	400	350
	United States Treasury Note/Bond	2.375%	3/31/29	417	389
	United States Treasury Note/Bond	2.625%	7/31/29	814	770
	United States Treasury Note/Bond	4.000%	10/31/29	80	82
	United States Treasury Note/Bond	3.875%	11/30/29	905	921
	United States Treasury Note/Bond	3.875%	12/31/29	295	300
	United States Treasury Note/Bond	3.500%	1/31/30	791	788
	United States Treasury Note/Bond	2.750%	8/15/32	270	254
	United States Treasury Note/Bond	4.125%	11/15/32	784	824
	United States Treasury Note/Bond	3.500%	2/15/33	41	41
	United States Treasury Note/Bond	4.500%	5/15/38	56	62
	United States Treasury Note/Bond	3.375%	8/15/42	76	72
	United States Treasury Note/Bond	3.000%	2/15/48	52	45
	United States Treasury Note/Bond	3.625%	2/15/53	14	14
Total U.S. Government and Agency Obligations (Cost $39,350)					39,235
Corporate Bonds (86.8%)
Communications (15.6%)
[4,5]	Altice France SA	2.125%	2/15/25	585	585
[4]	Altice France SA	5.500%	1/15/28	1,900	1,546
[4]	Altice France SA	5.125%	7/15/29	225	171
[4]	Banijay Entertainment SASU	5.375%	3/1/25	675	659
	Belo Corp.	7.750%	6/1/27	790	756

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Belo Corp.	7.250%	9/15/27	307	288
[4]	Cable One Inc.	4.000%	11/15/30	415	340
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	1,538	1,497
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/27	855	808
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	100	92
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	1,000	955
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	3,415	2,879
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	2,935	2,405
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	3/1/31	1,350	1,331
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	3,836	3,134
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	6/1/33	705	562
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/34	200	155
[4]	CSC Holdings LLC	5.500%	4/15/27	965	813
[4]	CSC Holdings LLC	6.500%	2/1/29	350	295
[4]	CSC Holdings LLC	4.125%	12/1/30	2,721	1,954
[4]	CSC Holdings LLC	4.625%	12/1/30	200	98
[4]	CSC Holdings LLC	3.375%	2/15/31	960	663
[4]	CSC Holdings LLC	4.500%	11/15/31	3,115	2,231
[4]	CSC Holdings LLC	5.000%	11/15/31	600	299
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	590	534
	DISH DBS Corp.	5.875%	11/15/24	1,080	964
	DISH DBS Corp.	7.750%	7/1/26	970	640
[4]	DISH DBS Corp.	5.250%	12/1/26	80	64
	DISH DBS Corp.	7.375%	7/1/28	3,055	1,741
[4]	DISH DBS Corp.	5.750%	12/1/28	1,075	803
[4]	DISH Network Corp.	11.750%	11/15/27	1,440	1,385
	Embarq Corp.	7.995%	6/1/36	865	363
[4]	Frontier Communications Holdings LLC	5.875%	10/15/27	485	443
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	3,725	3,234
[4]	Frontier Communications Holdings LLC	6.750%	5/1/29	230	182
	Frontier Communications Holdings LLC	5.875%	11/1/29	1,655	1,261
[4]	Frontier Communications Holdings LLC	6.000%	1/15/30	290	221
[4]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/29	2,025	1,751
[4]	Iliad Holding SAS	6.500%	10/15/26	455	435
[4]	Iliad Holding SAS	7.000%	10/15/28	425	403
	Lamar Media Corp.	3.750%	2/15/28	1,660	1,536
	Lamar Media Corp.	4.875%	1/15/29	80	76
	Lamar Media Corp.	4.000%	2/15/30	1,920	1,701
	Lamar Media Corp.	3.625%	1/15/31	1,406	1,210
[4]	Level 3 Financing Inc.	3.625%	1/15/29	518	286
[4]	Level 3 Financing Inc.	3.875%	11/15/29	335	242
[4,5]	Lorca Telecom Bondco SA	4.000%	9/18/27	1,585	1,574
[4]	Lumen Technologies Inc.	4.000%	2/15/27	200	132
[4]	Match Group Holdings II LLC	4.625%	6/1/28	140	130
[4]	Match Group Holdings II LLC	4.125%	8/1/30	374	322
[4]	Match Group Holdings II LLC	3.625%	10/1/31	575	468
	Netflix Inc.	4.375%	11/15/26	190	188
	Netflix Inc.	4.875%	4/15/28	710	714
	Netflix Inc.	5.875%	11/15/28	520	548
	Netflix Inc.	6.375%	5/15/29	345	371
[4]	News Corp.	3.875%	5/15/29	1,160	1,030
[4]	Nexstar Media Inc.	4.750%	11/1/28	540	480
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	6.250%	6/15/25	310	309
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	814	741

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.250%	1/15/29	525	440
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	2,447	2,029
	Paramount Global Inc.	6.250%	2/28/57	944	708
	Paramount Global Inc.	6.375%	3/30/62	885	709
[4]	ROBLOX Corp.	3.875%	5/1/30	2,405	2,058
[4]	Scripps Escrow II Inc.	3.875%	1/15/29	1,710	1,337
[4]	Scripps Escrow II Inc.	5.375%	1/15/31	392	270
[4]	Sirius XM Radio Inc.	3.125%	9/1/26	310	280
[4]	Sirius XM Radio Inc.	4.000%	7/15/28	1,090	937
[4]	Sirius XM Radio Inc.	4.125%	7/1/30	2,040	1,668
[4]	Sirius XM Radio Inc.	3.875%	9/1/31	1,370	1,065
	Sprint Capital Corp.	8.750%	3/15/32	100	122
	Sprint Corp.	7.625%	2/15/25	1,595	1,656
	Sprint LLC	7.875%	9/15/23	4,719	4,757
	Sprint LLC	7.125%	6/15/24	2,244	2,283
	TEGNA Inc.	4.625%	3/15/28	410	360
	TEGNA Inc.	5.000%	9/15/29	1,365	1,181
	Telecom Italia Capital SA	6.375%	11/15/33	211	189
	Telecom Italia Capital SA	6.000%	9/30/34	660	564
	Telecom Italia Capital SA	7.721%	6/4/38	560	519
[4]	Telecom Italia SpA	5.303%	5/30/24	445	436
[4]	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	3,000	2,802
	T-Mobile USA Inc.	5.375%	4/15/27	355	357
[4]	Uber Technologies Inc.	7.500%	5/15/25	680	688
[4]	Uber Technologies Inc.	8.000%	11/1/26	300	307
[4]	Uber Technologies Inc.	7.500%	9/15/27	450	464
[4]	Uber Technologies Inc.	6.250%	1/15/28	250	249
[4]	Uber Technologies Inc.	4.500%	8/15/29	1,270	1,159
[4]	Univision Communications Inc.	7.375%	6/30/30	10	9
[4]	UPC Broadband Finco BV	4.875%	7/15/31	2,160	1,867
[4]	UPC Holding BV	5.500%	1/15/28	2,340	2,091
[4]	Videotron Ltd.	5.375%	6/15/24	160	160
[6]	Videotron Ltd.	5.625%	6/15/25	275	202
[4]	Videotron Ltd.	5.125%	4/15/27	2,000	1,930
[4,6]	Videotron Ltd.	3.625%	6/15/28	2,565	1,665
[4]	Videotron Ltd.	3.625%	6/15/29	1,344	1,158
[4]	Virgin Media Secured Finance plc	5.500%	5/15/29	775	720
[4]	Virgin Media Secured Finance plc	4.500%	8/15/30	1,190	1,021
[4,7]	Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/28	990	1,038
[4]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	1,075	955
[4]	Vmed O2 UK Financing I plc	4.250%	1/31/31	3,140	2,670
[4]	VZ Secured Financing BV	5.000%	1/15/32	1,705	1,391
[4,5]	WMG Acquisition Corp.	2.750%	7/15/28	520	504
[4]	WMG Acquisition Corp.	3.875%	7/15/30	1,515	1,328
[4]	WMG Acquisition Corp.	3.000%	2/15/31	1,785	1,493
[4,5]	WP/AP Telecom Holdings IV BV	3.750%	1/15/29	915	865
[4]	Zayo Group Holdings Inc.	4.000%	3/1/27	130	99
[4]	Ziggo BV	4.875%	1/15/30	1,779	1,516
					103,274
Consumer Discretionary (16.2%)
[4]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	1,185	1,103
[4]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	1,500	1,384
[4]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	500	447
[4]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	3,230	2,768
[4]	Adient Global Holdings Ltd.	4.875%	8/15/26	540	520
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	1,076	983

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	1,285	1,096
	Asbury Automotive Group Inc.	4.500%	3/1/28	745	686
[4]	Asbury Automotive Group Inc.	4.625%	11/15/29	645	577
	Asbury Automotive Group Inc.	4.750%	3/1/30	464	415
[4]	Asbury Automotive Group Inc.	5.000%	2/15/32	645	565
[4]	Ashton Woods USA LLC / Ashton Woods Finance Co.	6.625%	1/15/28	10	9
[4]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/30	517	426
	Bath & Body Works Inc.	6.694%	1/15/27	429	428
	Bath & Body Works Inc.	5.250%	2/1/28	40	38
[4]	Bath & Body Works Inc.	6.625%	10/1/30	1,140	1,111
	Bath & Body Works Inc.	6.875%	11/1/35	150	136
	Bath & Body Works Inc.	6.750%	7/1/36	25	22
[4]	Beacon Roofing Supply Inc.	4.125%	5/15/29	580	511
	Boyd Gaming Corp.	4.750%	12/1/27	3,285	3,149
[4]	Boyd Gaming Corp.	4.750%	6/15/31	165	150
[4]	Builders Firstsource Inc.	4.250%	2/1/32	675	584
[4]	Caesars Entertainment Inc.	6.250%	7/1/25	3,367	3,368
[4]	Caesars Entertainment Inc.	8.125%	7/1/27	2,094	2,137
[4]	Caesars Entertainment Inc.	4.625%	10/15/29	1,275	1,118
[4]	Caesars Entertainment Inc.	7.000%	2/15/30	2,565	2,609
[4]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	1,978	1,987
[4]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	230	213
[4]	Carnival Corp.	5.750%	3/1/27	631	518
[4]	Carnival Corp.	4.000%	8/1/28	2,920	2,515
[4]	Carnival Corp.	6.000%	5/1/29	4,075	3,241
[4]	Carnival Corp.	10.500%	6/1/30	1,340	1,287
[4]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	360	387
[4]	CDI Escrow Issuer Inc.	5.750%	4/1/30	620	592
	Cedar Fair LP	5.250%	7/15/29	1,475	1,375
[4]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.500%	5/1/25	55	55
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	1,000	959
	Century Communities Inc.	6.750%	6/1/27	288	288
[4]	Century Communities Inc.	3.875%	8/15/29	903	774
[4]	Churchill Downs Inc.	5.500%	4/1/27	260	254
[4]	Churchill Downs Inc.	4.750%	1/15/28	310	290
[4]	Cinemark USA Inc.	8.750%	5/1/25	75	76
[4]	Cinemark USA Inc.	5.875%	3/15/26	330	311
[4]	Cinemark USA Inc.	5.250%	7/15/28	815	707
[4,5]	Cirsa Finance International Sarl	6.250%	12/20/23	217	234
[4,5]	Cirsa Finance International Sarl	4.500%	3/15/27	140	132
[4]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	547	545
[4]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	1,024	1,028
	Dana Inc.	5.625%	6/15/28	100	94
	Dana Inc.	4.500%	2/15/32	85	69
	Ford Motor Co.	4.346%	12/8/26	430	419
	Ford Motor Co.	9.625%	4/22/30	60	69
	Ford Motor Co.	3.250%	2/12/32	4,375	3,425
	Ford Motor Co.	6.100%	8/19/32	655	633
	Ford Motor Co.	4.750%	1/15/43	700	533
	Ford Motor Co.	5.291%	12/8/46	200	162
	Ford Motor Credit Co. LLC	3.370%	11/17/23	1,895	1,860
	Ford Motor Credit Co. LLC	4.134%	8/4/25	380	362
	Ford Motor Credit Co. LLC	3.375%	11/13/25	470	436
	Ford Motor Credit Co. LLC	4.389%	1/8/26	200	190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ford Motor Credit Co. LLC	2.700%	8/10/26	2,290	2,038
	Ford Motor Credit Co. LLC	4.950%	5/28/27	535	510
	Ford Motor Credit Co. LLC	3.815%	11/2/27	342	306
	Ford Motor Credit Co. LLC	2.900%	2/16/28	640	549
	Ford Motor Credit Co. LLC	2.900%	2/10/29	200	166
	Ford Motor Credit Co. LLC	7.350%	3/6/30	395	407
[4]	Gap Inc.	3.625%	10/1/29	545	381
[4]	Gap Inc.	3.875%	10/1/31	470	319
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	485	433
	Goodyear Tire & Rubber Co.	5.250%	7/15/31	425	366
	Griffon Corp.	5.750%	3/1/28	300	278
[4]	Group 1 Automotive Inc.	4.000%	8/15/28	75	66
[4]	Hanesbrands Inc.	4.875%	5/15/26	2,974	2,817
[4]	Hanesbrands Inc.	9.000%	2/15/31	455	466
[4]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	254	254
[4]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	475	425
[4]	KAR Auction Services Inc.	5.125%	6/1/25	455	449
	KB Home	4.800%	11/15/29	405	371
	KB Home	4.000%	6/15/31	950	823
[4]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	1,123	1,100
[4]	Lithia Motors Inc.	4.625%	12/15/27	1,995	1,863
[4]	Lithia Motors Inc.	3.875%	6/1/29	335	290
[4]	Lithia Motors Inc.	4.375%	1/15/31	400	345
[4]	Live Nation Entertainment Inc.	4.875%	11/1/24	70	69
[4]	Live Nation Entertainment Inc.	3.750%	1/15/28	415	372
[4]	Mattel Inc.	3.375%	4/1/26	1,075	1,006
[4]	Mattel Inc.	5.875%	12/15/27	1,960	1,950
[4]	Mattel Inc.	3.750%	4/1/29	795	714
[4]	Melco Resorts Finance Ltd.	4.875%	6/6/25	400	375
[4]	Melco Resorts Finance Ltd.	5.375%	12/4/29	525	428
	MGM Resorts International	6.750%	5/1/25	150	151
	MGM Resorts International	5.750%	6/15/25	1,695	1,692
[4]	Michaels Cos. Inc.	5.250%	5/1/28	1,225	1,021
[4]	Michaels Cos. Inc.	7.875%	5/1/29	718	502
[4]	NCL Corp Ltd.	8.375%	2/1/28	1,405	1,411
[4]	NCL Corp. Ltd.	7.750%	2/15/29	545	468
	Newell Brands Inc.	4.450%	4/1/26	112	108
	Newell Brands Inc.	6.375%	9/15/27	190	192
	Newell Brands Inc.	6.625%	9/15/29	665	670
[4]	Petsmart Inc.	4.750%	2/15/28	2,340	2,197
[4]	Petsmart Inc.	7.750%	2/15/29	925	907
[4]	Royal Caribbean Cruises Ltd.	4.250%	7/1/26	295	265
[4]	Royal Caribbean Cruises Ltd.	5.500%	8/31/26	2,270	2,110
[4]	Royal Caribbean Cruises Ltd.	5.375%	7/15/27	1,005	896
[4]	Royal Caribbean Cruises Ltd.	11.625%	8/15/27	835	897
[4]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	940	829
[4]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	1,215	1,271
[4]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	138	139
	Sands China Ltd.	5.625%	8/8/25	400	389
	Sands China Ltd.	5.900%	8/8/28	945	898
	Sands China Ltd.	3.750%	8/8/31	705	569
[4]	Scientific Games International Inc.	7.000%	5/15/28	630	624
	Service Corp. International	4.625%	12/15/27	370	357
	Service Corp. International	5.125%	6/1/29	2,105	2,035
	Service Corp. International	3.375%	8/15/30	650	554
	Service Corp. International	4.000%	5/15/31	1,560	1,372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	953	878
[4]	Taylor Morrison Communities Inc.	5.875%	6/15/27	450	443
[4]	Taylor Morrison Communities Inc.	5.125%	8/1/30	565	523
	Toll Brothers Finance Corp.	4.875%	11/15/25	170	168
	Under Armour Inc.	3.250%	6/15/26	1,410	1,302
[4]	William Carter Co.	5.625%	3/15/27	404	395
[4]	WW International Inc.	4.500%	4/15/29	134	72
[4]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.500%	3/1/25	1,865	1,827
[4]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	1,135	1,073
[4]	Wynn Macau Ltd.	5.500%	1/15/26	650	602
[4]	Wynn Macau Ltd.	5.125%	12/15/29	1,240	1,012
[4]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/29	78	71
[4]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.125%	2/15/31	1,345	1,364
[4]	Yum! Brands Inc.	4.750%	1/15/30	1,095	1,046
	Yum! Brands Inc.	3.625%	3/15/31	1,715	1,504
	Yum! Brands Inc.	4.625%	1/31/32	460	427
					107,527
Consumer Staples (3.2%)
[4]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/28	340	343
	B&G Foods Inc.	5.250%	9/15/27	3,235	2,783
[4,5]	Darling Global Finance BV	3.625%	5/15/26	395	415
[4]	Darling Ingredients Inc.	5.250%	4/15/27	855	838
[4]	Darling Ingredients Inc.	6.000%	6/15/30	175	174
[4]	Energizer Holdings Inc.	4.750%	6/15/28	3,560	3,224
[4]	Energizer Holdings Inc.	4.375%	3/31/29	625	550
[4]	Performance Food Group Inc.	6.875%	5/1/25	305	307
[4]	Performance Food Group Inc.	5.500%	10/15/27	3,360	3,285
[4]	Performance Food Group Inc.	4.250%	8/1/29	1,950	1,761
[4]	Post Holdings Inc.	5.750%	3/1/27	314	308
[4]	Post Holdings Inc.	5.625%	1/15/28	2,245	2,199
[4]	Post Holdings Inc.	5.500%	12/15/29	985	933
[4]	Post Holdings Inc.	4.625%	4/15/30	2,019	1,810
[4]	Post Holdings Inc.	4.500%	9/15/31	1,395	1,228
[4]	United Natural Foods Inc.	6.750%	10/15/28	654	607
[4]	US Foods Inc.	4.625%	6/1/30	488	441
					21,206
Energy (10.9%)
	Apache Corp.	4.875%	11/15/27	1,560	1,444
	Apache Corp.	4.375%	10/15/28	55	51
	Apache Corp.	4.250%	1/15/30	475	434
	Apache Corp.	5.100%	9/1/40	949	804
	Apache Corp.	5.250%	2/1/42	271	228
	Apache Corp.	4.250%	1/15/44	15	11
	Apache Corp.	5.350%	7/1/49	822	642
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.625%	12/15/25	260	258
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	475	465
	Buckeye Partners LP	4.150%	7/1/23	90	89
	Buckeye Partners LP	4.350%	10/15/24	150	147
[4]	Buckeye Partners LP	4.125%	3/1/25	1,781	1,695
	Buckeye Partners LP	3.950%	12/1/26	163	148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Buckeye Partners LP	4.125%	12/1/27	715	634
[4]	Buckeye Partners LP	4.500%	3/1/28	2,584	2,331
	Cheniere Energy Partners LP	4.500%	10/1/29	651	607
	Cheniere Energy Partners LP	4.000%	3/1/31	275	245
[4]	Chesapeake Energy Corp.	5.875%	2/1/29	355	338
[4]	CNX Resources Corp.	6.000%	1/15/29	175	164
[4]	CNX Resources Corp.	7.375%	1/15/31	450	443
	Continental Resources Inc.	4.375%	1/15/28	628	593
[4]	Continental Resources Inc.	5.750%	1/15/31	585	561
	Continental Resources Inc.	4.900%	6/1/44	2,065	1,592
[4]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	55	54
	DCP Midstream Operating LP	5.125%	5/15/29	130	128
[4]	DT Midstream Inc.	4.125%	6/15/29	2,535	2,229
[4]	DT Midstream Inc.	4.375%	6/15/31	3,486	3,030
[4]	Earthstone Energy Holdings LLC	8.000%	4/15/27	835	819
[4]	Enerflex Ltd.	9.000%	10/15/27	965	939
[4]	EnLink Midstream LLC	5.625%	1/15/28	720	707
	EnLink Midstream LLC	5.375%	6/1/29	720	694
[4]	EnLink Midstream LLC	6.500%	9/1/30	875	885
	EnLink Midstream Partners LP	4.150%	6/1/25	750	727
	EnLink Midstream Partners LP	4.850%	7/15/26	841	812
	EnLink Midstream Partners LP	5.600%	4/1/44	25	20
	EnLink Midstream Partners LP	5.050%	4/1/45	995	766
	EnLink Midstream Partners LP	5.450%	6/1/47	663	529
	EQM Midstream Partners LP	4.000%	8/1/24	458	442
[4]	EQM Midstream Partners LP	6.000%	7/1/25	1,695	1,677
	EQM Midstream Partners LP	4.125%	12/1/26	100	91
[4]	EQM Midstream Partners LP	7.500%	6/1/27	95	95
[4]	EQM Midstream Partners LP	6.500%	7/1/27	1,710	1,656
	EQM Midstream Partners LP	5.500%	7/15/28	766	695
[4]	EQM Midstream Partners LP	4.500%	1/15/29	990	842
[4]	EQM Midstream Partners LP	7.500%	6/1/30	325	315
[4]	EQM Midstream Partners LP	4.750%	1/15/31	2,550	2,117
	EQT Corp.	6.125%	2/1/25	95	96
	Genesis Energy LP / Genesis Energy Finance Corp.	6.500%	10/1/25	111	108
[4]	Hess Midstream Operations LP	4.250%	2/15/30	70	63
	Occidental Petroleum Corp.	5.500%	12/1/25	240	241
	Occidental Petroleum Corp.	5.550%	3/15/26	210	212
	Occidental Petroleum Corp.	3.400%	4/15/26	365	346
	Occidental Petroleum Corp.	3.200%	8/15/26	100	92
	Occidental Petroleum Corp.	3.000%	2/15/27	250	228
	Occidental Petroleum Corp.	8.500%	7/15/27	91	100
	Occidental Petroleum Corp.	6.375%	9/1/28	900	934
	Occidental Petroleum Corp.	8.875%	7/15/30	180	209
	Occidental Petroleum Corp.	6.625%	9/1/30	493	519
	Occidental Petroleum Corp.	6.125%	1/1/31	1,809	1,877
	Occidental Petroleum Corp.	7.500%	5/1/31	91	100
	Occidental Petroleum Corp.	6.450%	9/15/36	300	316
	Occidental Petroleum Corp.	6.600%	3/15/46	933	981
	Occidental Petroleum Corp.	4.400%	4/15/46	225	179
	Ovintiv Inc.	7.200%	11/1/31	90	96
	Ovintiv Inc.	7.375%	11/1/31	819	886
	Ovintiv Inc.	6.500%	8/15/34	247	249
	Ovintiv Inc.	6.500%	2/1/38	440	439
	PDC Energy Inc.	5.750%	5/15/26	90	88
[4]	Permian Resources Operating LLC	5.375%	1/15/26	80	76
[4]	Permian Resources Operating LLC	7.750%	2/15/26	65	65
[4]	Permian Resources Operating LLC	6.875%	4/1/27	250	245

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Permian Resources Operating LLC	5.875%	7/1/29	958	907
	Range Resources Corp.	8.250%	1/15/29	400	422
[4]	Range Resources Corp.	4.750%	2/15/30	1,562	1,424
[4]	Rockies Express Pipeline LLC	4.950%	7/15/29	75	67
[4]	Rockies Express Pipeline LLC	4.800%	5/15/30	75	66
[4]	Rockies Express Pipeline LLC	7.500%	7/15/38	172	158
	SM Energy Co.	6.750%	9/15/26	435	426
	SM Energy Co.	6.625%	1/15/27	30	29
	SM Energy Co.	6.500%	7/15/28	160	153
	Southwestern Energy Co.	5.375%	2/1/29	667	630
	Southwestern Energy Co.	5.375%	3/15/30	1,943	1,824
	Southwestern Energy Co.	4.750%	2/1/32	1,170	1,034
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	2,265	2,245
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	425	415
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	855	783
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/30	1,300	1,175
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	725	742
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	990	933
[4]	Transocean Inc.	11.500%	1/30/27	80	83
[4]	Transocean Inc.	8.750%	2/15/30	2,370	2,417
[4]	Transocean Titan Financing Ltd.	8.375%	2/1/28	245	251
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	1,620	1,461
[4]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	805	812
[4]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	2,035	1,787
[4]	Venture Global Calcasieu Pass LLC	3.875%	11/1/33	2,110	1,771
[4]	Vine Energy Holdings LLC	6.750%	4/15/29	735	729
[4]	Weatherford International Ltd.	8.625%	4/30/30	1,550	1,570
	Western Midstream Operating LP	3.350%	2/1/25	105	100
	Western Midstream Operating LP	3.950%	6/1/25	555	532
	Western Midstream Operating LP	4.650%	7/1/26	1,253	1,213
	Western Midstream Operating LP	4.500%	3/1/28	100	95
	Western Midstream Operating LP	4.750%	8/15/28	340	324
	Western Midstream Operating LP	4.300%	2/1/30	45	41
	Western Midstream Operating LP	5.450%	4/1/44	370	323
	Western Midstream Operating LP	5.300%	3/1/48	1,207	1,030
	Western Midstream Operating LP	5.500%	2/1/50	1,369	1,163
					72,073
Financials (4.6%)
[4]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	2,450	2,091
[4]	AerCap Global Aviation Trust	6.500%	6/15/45	3,510	3,308
	Aircastle Ltd.	5.000%	4/1/23	290	290
	Aircastle Ltd.	4.125%	5/1/24	1,260	1,232
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co.	6.750%	4/15/28	1,100	1,098
[4]	AmWINS Group Inc.	4.875%	6/30/29	165	146
[4]	Avolon Holdings Funding Ltd.	5.250%	5/15/24	1,630	1,613
[4]	Burford Capital Global Finance LLC	6.875%	4/15/30	655	565
[4]	Compass Group Diversified Holdings LLC	5.250%	4/15/29	170	150
[4]	Enact Holdings Inc.	6.500%	8/15/25	1,390	1,355
[4]	FirstCash Inc.	4.625%	9/1/28	300	270
[4]	FirstCash Inc.	5.625%	1/1/30	245	226
[4]	goeasy Ltd.	4.375%	5/1/26	821	718
[4]	HUB International Ltd.	5.625%	12/1/29	735	640
[4]	Intesa Sanpaolo SpA	5.017%	6/26/24	550	536
[4]	Intesa Sanpaolo SpA	5.710%	1/15/26	1,610	1,520

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	400	316
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	585	422
	MGIC Investment Corp.	5.250%	8/15/28	535	508
[4]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	2,374	1,825
	Navient Corp.	7.250%	9/25/23	111	111
	Navient Corp.	6.750%	6/15/26	15	15
	Navient Corp.	4.875%	3/15/28	248	209
	Navient Corp.	5.500%	3/15/29	1,400	1,182
	Navient Corp.	5.625%	8/1/33	181	134
	OneMain Finance Corp.	8.250%	10/1/23	380	381
	OneMain Finance Corp.	6.125%	3/15/24	815	794
	OneMain Finance Corp.	7.125%	3/15/26	2,286	2,196
	OneMain Finance Corp.	3.500%	1/15/27	545	458
	OneMain Finance Corp.	3.875%	9/15/28	810	641
	OneMain Finance Corp.	4.000%	9/15/30	965	723
[4]	Park Aerospace Holdings Ltd.	5.500%	2/15/24	280	278
[4]	PennyMac Financial Services Inc.	5.375%	10/15/25	1,045	976
[4]	PennyMac Financial Services Inc.	4.250%	2/15/29	1,055	840
	Radian Group Inc.	4.500%	10/1/24	1,485	1,441
	Radian Group Inc.	6.625%	3/15/25	175	174
	Radian Group Inc.	4.875%	3/15/27	175	165
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	55	49
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/29	130	112
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.875%	3/1/31	320	265
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	4.000%	10/15/33	25	20
[4]	United Wholesale Mortgage LLC	5.500%	11/15/25	300	284
[4]	United Wholesale Mortgage LLC	5.750%	6/15/27	505	455
					30,732
Health Care (8.9%)
[4]	180 Medical Inc.	3.875%	10/15/29	200	178
[4]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	525	509
[4]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	825	776
[4,5]	Avantor Funding Inc.	2.625%	11/1/25	2,106	2,195
[4]	Avantor Funding Inc.	4.625%	7/15/28	1,835	1,742
[4]	Avantor Funding Inc.	3.875%	11/1/29	95	85
[4]	Bausch Health Cos. Inc.	5.500%	11/1/25	525	438
[4,5]	CAB SELAS	3.375%	2/1/28	476	422
[5]	CAB SELAS	3.375%	2/1/28	350	310
[4]	Catalent Pharma Solutions Inc.	5.000%	7/15/27	630	615
[4,5]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	1,310	1,273
[5]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	750	729
[4]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	360	318
[4]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	1,090	957
	Centene Corp.	4.250%	12/15/27	1,255	1,209
	Centene Corp.	2.450%	7/15/28	820	713
	Centene Corp.	4.625%	12/15/29	735	691
	Centene Corp.	3.375%	2/15/30	810	709
	Centene Corp.	3.000%	10/15/30	590	497
[4]	Charles River Laboratories International Inc.	4.250%	5/1/28	1,550	1,451
[4]	Charles River Laboratories International Inc.	3.750%	3/15/29	640	569
[4]	Charles River Laboratories International Inc.	4.000%	3/15/31	650	571
[4]	CHS/Community Health Systems Inc.	5.625%	3/15/27	2,090	1,813

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CHS/Community Health Systems Inc.	8.000%	12/15/27	75	73
[4]	CHS/Community Health Systems Inc.	6.000%	1/15/29	470	395
[4]	CHS/Community Health Systems Inc.	5.250%	5/15/30	740	577
[4]	CHS/Community Health Systems Inc.	4.750%	2/15/31	155	115
[4]	DaVita Inc.	3.750%	2/15/31	990	780
[4]	Grifols Escrow Issuer SA	4.750%	10/15/28	290	238
[4,5]	Grifols SA	1.625%	2/15/25	630	642
[4,5]	Grifols SA	2.250%	11/15/27	1,325	1,216
	HCA Inc.	7.690%	6/15/25	80	83
	HCA Inc.	5.875%	2/15/26	280	284
	HCA Inc.	5.875%	2/1/29	275	281
	HCA Inc.	3.500%	9/1/30	1,800	1,604
[4]	Hologic Inc.	3.250%	2/15/29	1,575	1,402
[4]	IQVIA Inc.	5.000%	5/15/27	3,853	3,774
[4,5]	IQVIA Inc.	2.250%	1/15/28	1,200	1,153
[4,5]	IQVIA Inc.	2.875%	6/15/28	1,855	1,802
[4]	Jazz Securities DAC	4.375%	1/15/29	1,285	1,182
[4]	Medline Borrower LP	3.875%	4/1/29	5,085	4,412
[4]	Medline Borrower LP	5.250%	10/1/29	2,439	2,116
[4]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	3,425	3,152
[4]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	1,255	1,114
[4]	Owens & Minor Inc.	4.500%	3/31/29	400	317
[4]	Owens & Minor Inc.	6.625%	4/1/30	1,086	932
[4]	Prestige Brands Inc.	3.750%	4/1/31	200	172
[4]	Teleflex Inc.	4.250%	6/1/28	1,991	1,893
	Tenet Healthcare Corp.	4.625%	7/15/24	115	113
	Tenet Healthcare Corp.	4.625%	9/1/24	315	311
	Tenet Healthcare Corp.	4.875%	1/1/26	495	485
	Tenet Healthcare Corp.	5.125%	11/1/27	245	236
	Tenet Healthcare Corp.	4.625%	6/15/28	1,030	957
	Tenet Healthcare Corp.	6.125%	10/1/28	1,480	1,411
	Tenet Healthcare Corp.	4.250%	6/1/29	495	447
	Tenet Healthcare Corp.	4.375%	1/15/30	720	646
[4]	Tenet Healthcare Corp.	6.125%	6/15/30	1,570	1,551
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	1,740	1,575
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	200	187
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	1,525	1,523
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	395	414
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	555	583
					58,918
Industrials (8.2%)
[4]	Air Canada	3.875%	8/15/26	1,210	1,099
[4]	Allison Transmission Inc.	5.875%	6/1/29	60	58
[4]	Allison Transmission Inc.	3.750%	1/30/31	39	33
[4]	American Airlines Inc.	7.250%	2/15/28	286	278
[4]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	780	769
[4,8]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	1,345	1,291
[4]	Aramark Services Inc.	5.000%	4/1/25	1,872	1,843
[4]	Aramark Services Inc.	6.375%	5/1/25	549	552
[4]	Aramark Services Inc.	5.000%	2/1/28	815	771
[4]	BWX Technologies Inc.	4.125%	6/30/28	1,058	957
[4]	BWX Technologies Inc.	4.125%	4/15/29	1,440	1,282
[4]	Chart Industries Inc.	7.500%	1/1/30	170	176
[4]	Chart Industries Inc.	9.500%	1/1/31	235	248
[4]	Clean Harbors Inc.	4.875%	7/15/27	1,449	1,406
[4]	Clean Harbors Inc.	5.125%	7/15/29	768	734

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Clean Harbors Inc.	6.375%	2/1/31	451	460
[4]	Covanta Holding Corp.	4.875%	12/1/29	980	866
	Delta Air Lines Inc.	3.750%	10/28/29	205	181
[4]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	2,272	1,981
[4]	Garda World Security Corp.	7.750%	2/15/28	100	99
[4]	Gates Global LLC / Gates Corp.	6.250%	1/15/26	641	633
[4]	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.	5.750%	1/20/26	2,135	2,028
[4]	Herc Holdings Inc.	5.500%	7/15/27	5,411	5,221
	Howmet Aerospace Inc.	3.000%	1/15/29	15	13
[4,5]	Loxam SAS	4.250%	4/15/24	190	206
[5]	Loxam SAS	2.875%	4/15/26	655	646
[4]	Moog Inc.	4.250%	12/15/27	150	141
[4]	Mueller Water Products Inc.	4.000%	6/15/29	175	157
[4,5]	Q-Park Holding I BV	1.500%	3/1/25	805	803
[4,5]	Q-Park Holding I BV	2.000%	3/1/27	545	491
[4]	Regal Rexnord Corp.	6.050%	4/15/28	345	346
[4]	Regal Rexnord Corp.	6.300%	2/15/30	105	105
[4]	Regal Rexnord Corp.	6.400%	4/15/33	85	85
[4]	Ritchie Bros Holdings Inc.	6.750%	3/15/28	230	237
[4]	Ritchie Bros Holdings Inc.	7.750%	3/15/31	495	519
[4]	Rolls-Royce plc	3.625%	10/14/25	730	693
[4]	Rolls-Royce plc	5.750%	10/15/27	1,230	1,231
[4]	Sensata Technologies BV	5.625%	11/1/24	425	426
[4]	Sensata Technologies BV	5.000%	10/1/25	1,625	1,613
[4]	Sensata Technologies Inc.	4.375%	2/15/30	400	367
[4]	Sensata Technologies Inc.	3.750%	2/15/31	1,142	999
[4]	Spirit AeroSystems Inc.	7.500%	4/15/25	849	849
	Spirit AeroSystems Inc.	3.850%	6/15/26	90	85
	Spirit AeroSystems Inc.	4.600%	6/15/28	267	226
[4]	Spirit AeroSystems Inc.	9.375%	11/30/29	1,429	1,560
[4]	Stericycle Inc.	3.875%	1/15/29	155	137
[4,5]	TK Elevator Midco GmbH	4.375%	7/15/27	600	587
[4]	TK Elevator US Newco Inc.	5.250%	7/15/27	810	764
[4]	TransDigm Inc.	8.000%	12/15/25	90	92
[4]	TransDigm Inc.	6.250%	3/15/26	2,150	2,152
	TransDigm Inc.	5.500%	11/15/27	575	542
[4]	TransDigm Inc.	6.750%	8/15/28	2,565	2,591
	TransDigm Inc.	4.625%	1/15/29	2,834	2,517
	TransDigm Inc.	4.875%	5/1/29	551	488
[4]	Triumph Group Inc.	9.000%	3/15/28	160	160
[8]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/29	558	555
[4]	United Airlines Inc.	4.375%	4/15/26	1,150	1,103
[4]	United Airlines Inc.	4.625%	4/15/29	1,145	1,035
	United Rentals North America Inc.	5.500%	5/15/27	638	632
	United Rentals North America Inc.	4.875%	1/15/28	1,659	1,586
	United Rentals North America Inc.	5.250%	1/15/30	440	423
	United Rentals North America Inc.	4.000%	7/15/30	2,345	2,108
	United Rentals North America Inc.	3.875%	2/15/31	1,156	1,020
	United Rentals North America Inc.	3.750%	1/15/32	1,175	1,011
[4]	WESCO Distribution Inc.	7.125%	6/15/25	175	178
[4]	Williams Scotsman International Inc.	4.625%	8/15/28	330	303
					54,748
Materials (8.0%)
[4]	Advanced Drainage Systems Inc.	5.000%	9/30/27	65	62
[4]	Advanced Drainage Systems Inc.	6.375%	6/15/30	615	606

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	715	618
[4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	1,190	1,108
[4,7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.750%	7/15/27	160	151
[4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	1,675	1,322
[4]	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc.	5.250%	8/15/27	50	39
[4]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	50	40
[4]	Avient Corp.	7.125%	8/1/30	1,588	1,638
[4]	Axalta Coating Systems LLC	3.375%	2/15/29	1,840	1,593
	Ball Corp.	5.250%	7/1/25	380	379
	Ball Corp.	4.875%	3/15/26	1,375	1,365
[5]	Ball Corp.	1.500%	3/15/27	1,170	1,135
	Ball Corp.	6.875%	3/15/28	880	911
	Ball Corp.	2.875%	8/15/30	235	197
	Ball Corp.	3.125%	9/15/31	425	352
[4]	Berry Global Inc.	4.500%	2/15/26	1,463	1,424
[4]	Berry Global Inc.	4.875%	7/15/26	1,270	1,238
[4]	Berry Global Inc.	5.625%	7/15/27	270	266
[4]	Canpack SA / Canpack US LLC	3.125%	11/1/25	130	118
[4]	Canpack SA / Canpack US LLC	3.875%	11/15/29	200	164
	Cemex SAB de CV	7.375%	6/5/27	340	350
	Cemex SAB de CV	5.450%	11/19/29	365	345
[4]	Chemours Co.	5.750%	11/15/28	415	373
[4]	Chemours Co.	4.625%	11/15/29	1,659	1,374
[4]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/29	695	669
	Commercial Metals Co.	4.125%	1/15/30	225	200
	Commercial Metals Co.	3.875%	2/15/31	95	81
	Commercial Metals Co.	4.375%	3/15/32	480	416
[4]	Constellium SE	5.875%	2/15/26	447	447
[4]	Constellium SE	5.625%	6/15/28	790	752
[4]	Constellium SE	3.750%	4/15/29	1,180	1,023
	Crown Americas LLC	5.250%	4/1/30	405	392
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	1,640	1,605
[4,5]	Crown European Holdings SA	2.875%	2/1/26	755	783
[4]	Element Solutions Inc.	3.875%	9/1/28	886	777
[4]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/30	745	721
[4]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/31	1,150	983
[4]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/32	535	513
	Graphic Packaging International LLC	4.125%	8/15/24	1,045	1,025
[4]	Graphic Packaging International LLC	4.750%	7/15/27	205	196
[4]	Graphic Packaging International LLC	3.500%	3/15/28	1,990	1,826
[4]	Graphic Packaging International LLC	3.500%	3/1/29	315	275
[4]	Graphic Packaging International LLC	3.750%	2/1/30	285	249
[4]	Hudbay Minerals Inc.	6.125%	4/1/29	800	756
[4]	Kaiser Aluminum Corp.	4.625%	3/1/28	370	332
[4]	Kaiser Aluminum Corp.	4.500%	6/1/31	136	112
[4]	NOVA Chemicals Corp.	5.250%	6/1/27	759	692
[4]	Novelis Corp.	3.250%	11/15/26	1,050	959
[4]	Novelis Corp.	4.750%	1/30/30	1,769	1,626
[4]	Novelis Corp.	3.875%	8/15/31	1,018	857
[4]	OCI NV	4.625%	10/15/25	555	529
	Olin Corp.	5.125%	9/15/27	175	170
	Olin Corp.	5.625%	8/1/29	75	73
[4]	Olympus Water US Holding Corp.	7.125%	10/1/27	300	281

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Olympus Water US Holding Corp.	4.250%	10/1/28	1,084	886
[4]	Olympus Water US Holding Corp.	6.250%	10/1/29	345	255
[4]	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	626	625
[4]	Owens-Brockway Glass Container Inc.	5.375%	1/15/25	815	803
[4]	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	1,245	1,250
[4]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	705	706
[4]	Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC	4.000%	10/15/27	525	471
[4]	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc.	4.375%	10/15/28	135	118
[4]	Sealed Air Corp.	4.000%	12/1/27	524	489
[4]	Sealed Air Corp.	5.000%	4/15/29	50	47
[4]	Sealed Air Corp.	6.875%	7/15/33	255	260
[4]	Sealed Air Corp./Sealed Air Corp US	6.125%	2/1/28	265	268
	Silgan Holdings Inc.	4.125%	2/1/28	620	584
[5]	Silgan Holdings Inc.	2.250%	6/1/28	1,320	1,206
[4]	SPCM SA	3.125%	3/15/27	430	378
[4]	Standard Industries Inc.	5.000%	2/15/27	425	405
[4]	Standard Industries Inc.	4.750%	1/15/28	1,160	1,083
[4]	Standard Industries Inc.	4.375%	7/15/30	1,594	1,384
[4]	Standard Industries Inc.	3.375%	1/15/31	1,930	1,548
[5]	Trivium Packaging Finance BV	3.750%	8/15/26	1,000	999
[4,5]	Trivium Packaging Finance BV	3.750%	8/15/26	480	479
[4]	Trivium Packaging Finance BV	5.500%	8/15/26	745	714
[4]	Tronox Inc.	4.625%	3/15/29	1,115	933
[4]	WR Grace Holdings LLC	5.625%	8/15/29	490	416
[4]	WR Grace Holdings LLC	7.375%	3/1/31	255	256
					53,051
Real Estate (1.4%)
[4]	Iron Mountain Inc.	4.875%	9/15/27	920	869
[4]	Iron Mountain Inc.	5.250%	3/15/28	15	14
[4]	Iron Mountain Inc.	5.000%	7/15/28	130	121
[4]	Iron Mountain Inc.	4.875%	9/15/29	1,659	1,493
[4]	Iron Mountain Inc.	5.250%	7/15/30	860	777
[4]	Iron Mountain Inc.	4.500%	2/15/31	303	260
[4]	Iron Mountain Inc.	5.625%	7/15/32	165	150
[4]	Iron Mountain Information Management Services Inc.	5.000%	7/15/32	13	11
	MPT Operating Partnership LP / MPT Finance Corp.	5.000%	10/15/27	95	78
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/29	665	491
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	460	307
	SBA Communications Corp.	3.125%	2/1/29	450	391
	SBA Communications Corp.	3.875%	2/15/27	385	364
	Service Properties Trust	7.500%	9/15/25	78	77
	Service Properties Trust	5.250%	2/15/26	100	88
	Service Properties Trust	4.750%	10/1/26	243	205
	Service Properties Trust	5.500%	12/15/27	367	329
[4]	VICI Properties LP / VICI Note Co. Inc.	5.625%	5/1/24	150	149
[4]	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	2,465	2,309
[4]	VICI Properties LP / VICI Note Co. Inc.	3.750%	2/15/27	283	261
[4]	VICI Properties LP / VICI Note Co. Inc.	4.625%	12/1/29	495	455
					9,199
Technology (7.5%)
[4]	Black Knight InfoServ LLC	3.625%	9/1/28	1,569	1,427
	Block Inc.	2.750%	6/1/26	1,250	1,140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Block Inc.	3.500%	6/1/31	610	500
[4]	Booz Allen Hamilton Inc.	3.875%	9/1/28	240	219
[4]	Booz Allen Hamilton Inc.	4.000%	7/1/29	405	366
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	62	62
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	1,190	1,162
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	1,070	1,000
[4]	Cloud Software Group Holdings Inc.	6.500%	3/31/29	605	528
[4]	CommScope Inc.	8.250%	3/1/27	100	82
[4]	CommScope Inc.	7.125%	7/1/28	50	37
[4]	Entegris Escrow Corp.	4.750%	4/15/29	975	920
[4]	Entegris Escrow Corp.	5.950%	6/15/30	175	170
[4]	Entegris Inc.	4.375%	4/15/28	1,905	1,728
[4]	Entegris Inc.	3.625%	5/1/29	765	661
[4]	Fair Isaac Corp.	4.000%	6/15/28	987	916
[4]	Gartner Inc.	3.625%	6/15/29	285	255
[4]	Gartner Inc.	3.750%	10/1/30	1,290	1,156
[4]	II-VI Inc.	5.000%	12/15/29	1,700	1,543
[4]	Imola Merger Corp.	4.750%	5/15/29	6,760	6,044
[4]	McAfee Corp.	7.375%	2/15/30	1,520	1,270
[4]	Minerva Merger Sub Inc.	6.500%	2/15/30	2,128	1,725
[4]	MSCI Inc.	4.000%	11/15/29	1,030	940
[4]	MSCI Inc.	3.625%	11/1/31	10	9
	Nokia of America Corp.	6.500%	1/15/28	1,355	1,324
	Nokia of America Corp.	6.450%	3/15/29	2,612	2,485
	Nokia OYJ	4.375%	6/12/27	425	406
	Nokia OYJ	6.625%	5/15/39	2,145	2,142
[4]	NortonLifeLock Inc.	5.000%	4/15/25	3,035	2,982
[4]	Open Text Corp.	3.875%	2/15/28	1,878	1,677
[4]	Open Text Corp.	3.875%	12/1/29	1,175	990
[4]	Open Text Holdings Inc.	4.125%	2/15/30	1,700	1,458
[4]	Open Text Holdings Inc.	4.125%	12/1/31	765	631
[4]	Presidio Holdings Inc.	4.875%	2/1/27	2,492	2,383
[4]	PTC Inc.	3.625%	2/15/25	435	419
[4]	PTC Inc.	4.000%	2/15/28	385	363
[4]	SS&C Technologies Inc.	5.500%	9/30/27	4,325	4,200
	Western Digital Corp.	4.750%	2/15/26	1,429	1,376
	Xerox Corp.	4.800%	3/1/35	292	185
	Xerox Corp.	6.750%	12/15/39	845	614
[4]	Xerox Holdings Corp.	5.000%	8/15/25	105	99
[4]	Xerox Holdings Corp.	5.500%	8/15/28	2,685	2,323
					49,917
Utilities (2.3%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.625%	5/20/24	1,870	1,849
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	745	719
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	2,365	2,259
[4]	Calpine Corp.	4.500%	2/15/28	250	232
[4]	Calpine Corp.	5.125%	3/15/28	530	485
[4]	Calpine Corp.	4.625%	2/1/29	175	152
[4]	Clearway Energy Operating LLC	4.750%	3/15/28	571	545
[4]	Clearway Energy Operating LLC	3.750%	2/15/31	2,805	2,419
[4]	Clearway Energy Operating LLC	3.750%	1/15/32	325	271
	FirstEnergy Corp.	1.600%	1/15/26	30	27
	FirstEnergy Corp.	4.400%	7/15/27	455	436
[4]	NextEra Energy Operating Partners LP	4.250%	7/15/24	983	970
[4]	NextEra Energy Operating Partners LP	4.250%	9/15/24	103	99
[4]	NextEra Energy Operating Partners LP	3.875%	10/15/26	3,035	2,836
[4]	NextEra Energy Operating Partners LP	4.500%	9/15/27	775	739

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/31	365	318
	TransAlta Corp.	7.750%	11/15/29	75	79
[4]	Vistra Operations Co. LLC	5.625%	2/15/27	150	146
[4]	Vistra Operations Co. LLC	4.375%	5/1/29	850	757
					15,338
Total Corporate Bonds (Cost $618,395)					575,983
Floating Rate Loan Interests (3.0%)
[9]	American Airlines Inc. Term Loan, 3M USD LIBOR + 4.750%	9.558%	4/20/28	665	674
[9]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	9.157%	8/19/28	135	125
[9]	Asurion LLC Term Loan B-7, 1M USD LIBOR + 3.000%	7.840%	11/3/24	509	507
[9]	Athenahealth Inc. Term Loan B, TSFR1M + 3.500%	8.259%	2/15/29	565	525
[9]	Axalta Coating Systems Dutch Holding B B.V Term Loan B-4, TSFR3M + 3.000%	7.898%	12/20/29	380	380
[9]	Bombardier Recreational Products Inc. Term Loan B, TSFR1M + 3.500%	8.307%	12/13/29	389	388
[9]	Brown Group Holding LLC Term Loan B, 1M USD LIBOR + 2.500%	7.359%	6/7/28	497	491
[9]	Chart Industries Inc. Term Loan B, TSFR3M + 3.750%	8.593%	12/7/29	100	99
[9]	Clarios Global LP Term Loan B, 1M USD LIBOR + 3.250%	8.109%	4/30/26	1,572	1,561
[9]	Cloud Software Group Inc. Term Loan , TSFR3M + 4.500%	9.498%	3/30/29	305	275
[9]	CommScope Inc. Term Loan B, 1M USD LIBOR + 3.250%	8.090%	4/6/26	828	793
[9]	CQP Holdco LP Term Loan B, 3M USD LIBOR + 3.500%	8.659%	6/5/28	25	25
[9]	DirecTV Financing LLC Term Loan, 1M USD LIBOR + 5.000%	9.840%	8/2/27	760	730
[9]	Dun & Bradstreet Corp. Term Loan, 1M USD LIBOR + 3.250%	8.095%	2/6/26	1,441	1,435
[9]	First Student Bidco Inc. Term Loan B, 3M USD LIBOR + 3.000%	8.143%	7/21/28	652	623
[9]	First Student Bidco Inc. Term Loan C, 3M USD LIBOR + 3.000%	8.143%	7/21/28	257	245
[9]	Hanesbrands Inc. Term Loan B, TSFR3M + 3.750%	8.626%	3/8/30	200	199
[9]	Hilton Domestic Operating Co. Inc. Term Loan B-2, TSFR1M + 1.750%	6.642%	6/22/26	175	175
[9]	HUB International Ltd. Term Loan B, 3M USD LIBOR + 3.250%	8.058%	4/25/25	834	832
[9]	IRB Holding Corp. Term Loan B, TSFR1M + 3.000%	7.687%	12/15/27	1,242	1,218
[9]	McAfee Corp. Term Loan B, TSFR1M + 3.750%	8.515%	3/1/29	846	795
[9]	Medline Borrower LP Term Loan B, 1M USD LIBOR + 3.250%	8.090%	10/23/28	1,271	1,237
[9]	Mileage Plus Holdings LLC Term Loan B, 3M USD LIBOR + 5.250%	10.213%	6/21/27	768	796
[9]	NorthRiver Midstream Finance LP Term Loan B, 3M USD LIBOR + 3.250%	8.004%	10/1/25	712	709
[9]	Peraton Corp. Term Loan B, 1M USD LIBOR + 3.750%	8.590%	2/1/28	390	384
[9]	SBA Senior Finance II LLC. Term Loan B, 1M USD LIBOR + 1.750%	6.600%	4/11/25	896	895
[9]	SkyMiles IP Ltd. Term Loan B, 3M USD LIBOR + 3.750%	8.558%	10/20/27	1,895	1,962
[9]	Spirit AeroSystems Inc. Term Loan, TSFR3M + 4.500%	9.176%	1/15/27	30	30

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	SS&C Technologies Inc. Term Loan B-5, 1M USD LIBOR + 1.750%	6.590%	4/16/25	961	959
[9]	Trans Union LLC Term Loan B-6, 1M USD LIBOR + 2.250%	7.090%	12/1/28	303	301
[9]	TransDigm Inc. Term Loan E, 3M USD LIBOR + 2.250%	7.413%	5/30/25	200	200
[9]	TransDigm Inc. Term Loan H, TSFR3M + 3.250%	8.148%	2/22/27	25	25
[9]	TransDigm Inc. Term Loan I, TSFR3M + 3.250%	8.148%	8/24/28	200	199
[9]	Zayo Group Holdings Inc. Term Loan, 1M USD LIBOR + 3.000%	7.840%	3/9/27	270	217
Total Floating Rate Loan Interests (Cost $20,046)					20,009
				Shares
Temporary Cash Investments (3.2%)
Money Market Fund (0.5%)
[10]	Vanguard Market Liquidity Fund	4.839%		29,558	2,956
			Maturity Date	Face Amount ($000)
Repurchase Agreement (2.1%)
	Bank of America Securities, LLC (Dated 3/31/23, Repurchase Value $14,006,000, collateralized by U.S. Treasury Note/Bond 2.750%, 5/31/29, with a value of $14,280,000)	4.810%	4/3/23	14,000	14,000
U.S. Government and Agency Obligations (0.6%)
	United States Treasury Bill	4.646%	5/16/23	4,300	4,276
Total Temporary Cash Investments (Cost $21,231)					21,232
Total Investments (98.9%) (Cost $699,022)					656,459
Other Assets and Liabilities—Net (1.1%)					7,291
Net Assets (100%)					663,750
Cost is in $000.
1	Securities with a value of $364,000 have been segregated as collateral for open forward currency contracts.
2	Securities with a value of $2,022,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $230,000 have been segregated as initial margin for open futures contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the aggregate value was $402,653,000, representing 60.7% of net assets.
5	Face amount denominated in euro.
6	Face amount denominated in Canadian dollars.
7	Face amount denominated in British pounds.
8	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
DAC—Designated Activity Company.
LIBOR—London Interbank Offered Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
USD—U.S. dollar.

Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Athenahealth Inc.	70	64	—	(6)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2023	38	7,845	54
5-Year U.S. Treasury Note	June 2023	34	3,723	(2)
10-Year U.S. Treasury Note	June 2023	8	919	2
Long U.S. Treasury Bond	June 2023	10	1,312	43
				97

Short Futures Contracts
2-Year U.S. Treasury Note	June 2023	(8)	(1,652)	(9)
10-Year U.S. Treasury Note	June 2023	(49)	(5,631)	(136)
Ultra 10-Year U.S. Treasury Note	June 2023	(6)	(727)	(21)
Ultra Long U.S. Treasury Bond	June 2023	(1)	(141)	1
				(165)
				(68)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Barclays Bank plc	4/28/23	EUR	554	USD	604	—	(2)
Bank of America, N.A.	4/28/23	USD	2,076	CAD	2,843	—	(28)
UBS AG	4/28/23	USD	23,119	EUR	21,435	—	(164)
JPMorgan Chase Bank, N.A.	4/28/23	USD	1,333	GBP	1,087	—	(8)
						—	(202)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S39-V1	12/21/27	USD	10,060	5.000	122	351
CDX-NA-HY-S40-V1	6/21/28	USD	14,525	5.000	231	177
					353	528
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.  Various inputs may be used to determine the value of the portfolio’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments, other financial instruments, and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	39,235	—	39,235
Corporate Bonds	—	575,983	—	575,983
Floating Rate Loan Interests	—	20,009	—	20,009
Temporary Cash Investments	2,956	18,276	—	21,232
Total	2,956	653,503	—	656,459
Other Financial Instruments
Liabilities
Floating Rate Loan Commitments	—	6	—	6
Derivative Financial Instruments
Assets
Futures Contracts[1]	100	—	—	100
Swap Contracts	528[1]	—	—	528
Total	628	—	—	628
Liabilities
Futures Contracts[1]	168	—	—	168
Forward Currency Contracts	—	202	—	202
Total	168	202	—	370
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.